Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Contributions) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 86	$ 20	$ 104
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 2	68	9	93
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 18	$ 11	$ 11